Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 03, 2020
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 03, 2020
Document Effective Date	Feb. 03, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Select Fundamental Growth Fund | Class I
Prospectus:
Trading Symbol	MOTZX
MassMutual Select Fundamental Growth Fund | Class R4
Prospectus:
Trading Symbol	MFGFX
MassMutual Select Fundamental Growth Fund | Service Class
Prospectus:
Trading Symbol	MOTYX
MassMutual Select Fundamental Growth Fund | Class R5
Prospectus:
Trading Symbol	MOTCX
MassMutual Select Fundamental Growth Fund | Class R3
Prospectus:
Trading Symbol	MOTNX
MassMutual Select Fundamental Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MOTLX
MassMutual Select Fundamental Growth Fund | Class A
Prospectus:
Trading Symbol	MOTAX